Document and Entity Information	12 Months Ended
Dec. 31, 2021 € / shares shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39543
Entity Registrant Name	VIA optronics AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Sieboldstrasse 18
Entity Address, City or Town	Nuremberg
Entity Address, Postal Zip Code	90411
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding | shares	4,530,701
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers GmbH
Auditor Firm ID	1275
Auditor Location	Nuremberg, Germany
Entity Central Index Key	0001769116
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Jürgen Eichner
Entity Address, Address Line One	Sieboldstrasse 18
Entity Address, City or Town	Nuremberg
Entity Address, Postal Zip Code	90411
Entity Address, Country	DE
Country Region	+49
City Area Code	911
Local Phone Number	597 575-120
Contact Personnel Email Address	jeichner@via-optronics.com
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, €1.00 notional value per share
Entity Listing, Par Value Per Share	€ 1.00
No Trading Symbol Flag	true
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing one-fifth of anordinary share, €1.00 notional value per share
Entity Listing, Depository Receipt Ratio	0.2
Entity Listing, Par Value Per Share	€ 1.00
Trading Symbol	VIAO
Security Exchange Name	NYSE